Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable, net [Abstract]
Schedule of Accounts Receivable
	December 31,	December 31,
(In thousands)	2015	2016
Accounts receivable	11,392	14,655
Less: Allowance for doubtful accounts	(126)	(119)
Accounts receivable, net	11,266	14,536

Schedule of Allowance for Doubtful Accounts
The following table presents movement in the allowance for doubtful accounts:

	December 31,	December 31,	December 31,
(In thousands)	2014	2015	2016
Balance at beginning of the year	—	131	126
Additions	523	4	—
Write-off	(393)	—	—
Exchange difference	1	(9)	(7)
Balance at end of the year	131	126	119